--------------------------------------------------------------------------------
LARGE CAP GROWTH
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Alliance
Special Equity
Institutional Fund

Semi-Annual Report
April 30, 2000


                           Alliance Capital [LOGO](R)
                      The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 4, 2000

Dear Shareholder:

We are pleased to report on the performance and investment strategy of the Alliance Special Equity Institutional Fund (the "Fund") for the semi-annual reporting period ended April 30, 2000.

Investment Objective and Policies

Alliance Special Equity Institutional Fund seeks investments in companies that have superior relative earnings growth that are selling at reasonable valuations. Its investment objective is capital appreciation. The Fund invests primarily in equity securities. Although the Fund typically invests for the long-term, it also may take advantage of short-term opportunities.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Standard & Poor's ("S&P") 500 Stock Index, for the six- and 12-month periods ended April 30, 2000.

--------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended April 30, 2000

                                                         -----------------------
                                                              Total Return
                                                         -----------------------
                                                         6 Months      12 Months
--------------------------------------------------------------------------------

Alliance
Special Equity
Institutional
Fund                                                       16.18%         25.36%
--------------------------------------------------------------------------------
S & P 500
Stock Index                                                 7.18%         10.12%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of the Fund is as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The Standard & Poor's 500 Stock Index is an unmanaged index of 500 U.S. companies, and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including the Alliance Special Equity Institutional Fund.

--------------------------------------------------------------------------------

During the six- and 12-month periods ended April 30, 2000, the Fund outperformed its benchmark as a result of a prominent representation in technology. As of April 30, 2000, technology made up 37% of the Fund's portfolio. Strong demand for technology is driven by corporations' determination to reduce costs, increase productivity and thereby maintain or raise margins. We believe this demand will continue unabated for the foreseeable future. Thus, we have taken advantage of recent price weakness to add to this sector. Holdings in technology, which have contributed positively to performance include Altera Corp., Cisco Systems Inc., Dell Computer Corp., Intel Corp. and Sanmina Corp.

At the same time, we recognize that modest relative valuations in many leading non-technology stocks argue for a balanced, diversified investment approach. In this regard, the recovery now underway in Europe and Asia is likely to produce broad-based profit growth, particularly for multi-national companies. Interestingly, this group now includes the financial services sec-


--------------------------------------------------------------------------------
                                  ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

tor, which benefited from merger and acquisition activity underway in Europe and from industry consolidation occurring in Japan and Europe. Although rising interest rates create an uncomfortable environment for financial stocks, current multiples are at levels that prevailed during the 1997 and 1998 global crises, despite earnings growth of 15% to 20% for many of these companies. As of April 30, 2000 financial holdings represented 14% of the Fund's portfolio. Outstanding performance by Citigroup Inc. and Merrill Lynch & Co. Inc. contributed to performance during the period under review.

[PHOTO]     John D. Carifa

[PHOTO]     Jane Mack Gould

Portfolio Manager, Jane Mack Gould, has over 40 years of investment experience.

Selected stocks in the consumer services sector also outperformed for the six- and 12-month periods ended April 30, 2000. These included Harley-Davidson Inc., Kohl's Corp. and Time Warner Inc.

For the six-month period ended April 30, 2000, the Fund also benefited from well above average returns in health care holdings such as Guidant Corp, Medtronic Inc, Stryker Corp. and Warner Lambert. Despite underperformance by drug stocks, these holdings showed excellent returns.

Thank you for your interest in Alliance Special Equity Institutional Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Jane Mack Gould

Jane Mack Gould
Executive Vice President


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2 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY

INCEPTION DATE          PORTFOLIO STATISTICS
(Class I Shares)        Assets ($mil): $546.9
5/3/99

                               [GRAPHIC OMITTED]

  [The following table was represented by a pie chart in the printed material.]

SECTOR BREAKDOWN
     37.25% Technology
     14.90% Consumer Services
     14.62% Finance
     12.31% Health Care
      8.40% Utilities
      5.72% Multi-Industry Companies
      2.49% Consumer Staples
      1.52% Basic Industry
      0.99% Transportation
      0.98% Energy
      0.54% Consumer Manufacturing
      0.28% Short-Term

All data as of April 30, 2000. The Fund's sector breakdown may vary over time. This breakdown is expressed as a percentage of total investments.


--------------------------------------------------------------------------------
                                  ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 3

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000 (unaudited)

                                                    ----------------------------
                                                               Shares
                                                    ----------------------------
                                                                   Percentage of
Company                                                    Value      Net Assets
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                 $ 29,499,117            5.4%
--------------------------------------------------------------------------------
Solectron Corp.                                       22,029,962            4.0
--------------------------------------------------------------------------------
Dell Computer Corp.                                   21,172,800            3.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                       20,997,664            3.8
--------------------------------------------------------------------------------
Tyco International, Ltd.                              19,890,937            3.6
--------------------------------------------------------------------------------
AT&T Corp.-Liberty Media Group                        19,365,663            3.5
--------------------------------------------------------------------------------
Warner-Lambert Co.                                    16,662,150            3.1
--------------------------------------------------------------------------------
Kohl's Corp.                                          14,208,000            2.6
--------------------------------------------------------------------------------
Oracle Corp.                                          13,997,056            2.6
--------------------------------------------------------------------------------
Sprint Corp.                                          13,499,250            2.5
--------------------------------------------------------------------------------
                                                    $191,322,599           35.0%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2000 (unaudited)
                                                   ----------------------------
                                                              Shares*
                                                   ----------------------------
Purchases                                             Bought   Holdings 4/30/00
-------------------------------------------------------------------------------
American Home Products Corp.                         159,400            159,400
-------------------------------------------------------------------------------
Bank One Corp.                                       227,800            227,800
-------------------------------------------------------------------------------
Flextronics International, Ltd.                      165,000            165,000
-------------------------------------------------------------------------------
Nokia Corp. (ADR)                                    206,400            206,400
-------------------------------------------------------------------------------
Oracle Corp.                                         175,100            175,100
-------------------------------------------------------------------------------
Sprint Corp.                                         149,500            219,500
-------------------------------------------------------------------------------
U S WEST, Inc.                                       108,000            108,000
-------------------------------------------------------------------------------
VeriSign, Inc.                                        37,400             37,400
-------------------------------------------------------------------------------
Vodafone AirTouch PLC (ADR)                          168,000            168,000
-------------------------------------------------------------------------------
Warner-Lambert Co.                                   146,400            146,400
-------------------------------------------------------------------------------

Sales                                                   Sold   Holdings 4/30/00
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             241,000                 -0-
-------------------------------------------------------------------------------
Computer Sciences Corp.                              121,500                 -0-
-------------------------------------------------------------------------------
Devon Energy Corp.                                   192,000            108,800
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                                    400            224,200
-------------------------------------------------------------------------------
IMS Health, Inc.                                     316,400                 -0-
-------------------------------------------------------------------------------
Intel Corp.                                          186,000            100,000
-------------------------------------------------------------------------------
International Business Machines Corp.                110,900                 -0-
-------------------------------------------------------------------------------
MCI WorldCom, Inc.                                   181,500                 -0-
-------------------------------------------------------------------------------
Microsoft Corp.                                      197,400                 -0-
-------------------------------------------------------------------------------
Motorola, Inc.                                        71,700                 -0-
-------------------------------------------------------------------------------

*     Adjusted for stock splits.


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4 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000 (unaudited)

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Common Stocks-97.7%

Technology-36.5%
Communication Equipment-3.2%
E-Tek Dynamics, Inc.(a) ....................             6,000      $  1,228,500
JDS Uniphase Corp.(a) ......................            43,000         4,458,563
Nokia Corp. (ADR) (Finland) ................           206,400        11,739,000
                                                                    ------------
                                                                      17,426,063
                                                                    ------------
Computer Hardware-4.4%
Dell Computer Corp.(a) .....................           422,400        21,172,800
Sun Microsystems, Inc.(a) ..................            33,800         3,107,488
                                                                    ------------
                                                                      24,280,288
                                                                    ------------
Computer Software-4.6%
Amdocs, Ltd.(a) ............................            91,000         6,159,563
Mercury Interactive Corp.(a) ...............            32,600         2,934,000
Oracle Corp.(a) ............................           175,100        13,997,056
VERITAS Software Corp.(a) ..................            19,800         2,123,859
                                                                    ------------
                                                                      25,214,478
                                                                    ------------
Contract Manufacturing-8.4%
Flextronics International, Ltd.(a) .........           165,000        11,591,250
Sanmina Corp.(a) ...........................           201,600        12,108,600
Solectron Corp.(a) .........................           470,600        22,029,962
                                                                    ------------
                                                                      45,729,812
                                                                    ------------
Internet-1.5%
VeriSign, Inc.(a) ..........................            37,400         5,212,625
Yahoo!, Inc.(a) ............................            22,800         2,969,700
                                                                    ------------
                                                                       8,182,325
                                                                    ------------
Networking Software-5.7%
Cisco Systems, Inc.(a) .....................           425,500        29,499,117
Foundry Networks, Inc.(a) ..................            18,300         1,665,300
                                                                    ------------
                                                                      31,164,417
                                                                    ------------
Semi-Conductor Capital Equipment-2.0%
Applied Materials, Inc.(a) .................           108,600        11,056,838
                                                                    ------------

Semi-Conductor Components-6.7%
Altera Corp.(a) ............................           121,400        12,413,150
Fairchild Semiconductor Int'l. Cl.A(a) .....           187,500         8,906,250
Intel Corp. ................................           100,000        12,681,250
PMC-Sierra, Inc.(a) ........................            13,900         2,667,062
                                                                    ------------
                                                                      36,667,712
                                                                    ------------
                                                                     199,721,933
                                                                    ------------


--------------------------------------------------------------------------------
                                  ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 5

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Consumer Services-14.6%
Broadcasting & Cable-7.3%
AMFM, Inc.(a) ..............................            77,000      $  5,110,875
AT&T Corp.-Liberty Media Group(a) ..........           387,798        19,365,663
Comcast Corp. Cl.A .........................           181,400         7,267,337
Vodafone AirTouch PLC (ADR)
   (United Kingdom) ........................           168,000         7,896,000
                                                                    ------------
                                                                      39,639,875
                                                                    ------------
Entertainment & Leisure-3.0%
Harley-Davidson, Inc. ......................           224,200         8,925,962
Time Warner, Inc. ..........................            84,000         7,554,750
                                                                    ------------
                                                                      16,480,712
                                                                    ------------
Printing & Publishing-0.3%
IDG Books Worldwide, Inc.(a) ...............           183,200         1,843,450
                                                                    ------------

Retail - General Merchandise-4.0%
Home Depot, Inc. ...........................            33,850         1,897,716
Kohl's Corp.(a) ............................           296,000        14,208,000
Tiffany & Co. ..............................            80,400         5,844,075
                                                                    ------------
                                                                      21,949,791
                                                                    ------------
                                                                      79,913,828
                                                                    ------------
Finance-14.3%
Banking - Money Center-6.7%
Chase Manhattan Corp. ......................           138,000         9,944,625
Citigroup, Inc. ............................           353,273        20,997,664
U.S. Trust Corp. ...........................            35,700         5,493,337
                                                                    ------------
                                                                      36,435,626
                                                                    ------------
Banking - Regional-1.3%
Bank One Corp. .............................           227,800         6,947,900
                                                                    ------------

Brokerage & Money Management-1.0%
Merrill Lynch & Co., Inc. ..................            56,000         5,708,500
                                                                    ------------

Insurance-4.0%
AFLAC, Inc. ................................           186,000         9,079,125
American International Group, Inc. .........           119,281        13,083,635
                                                                    ------------
                                                                      22,162,760
                                                                    ------------
Miscellaneous-1.3%
MBNA Corp. .................................           269,800         7,166,563
                                                                    ------------
                                                                      78,421,349
                                                                    ------------


--------------------------------------------------------------------------------
6 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Health Care-12.1%
Drugs-6.0%
American Home Products Corp. ...............           159,400      $  8,956,287
Schering-Plough Corp. ......................           174,000         7,014,375
Warner-Lambert Co. .........................           146,400        16,662,150
                                                                    ------------
                                                                      32,632,812
                                                                    ------------
Medical Products-6.1%
Guidant Corp. ..............................           187,500        10,757,813
Medtronic, Inc. ............................           192,388         9,992,152
Stryker Corp. ..............................           175,300        12,599,687
                                                                    ------------
                                                                      33,349,652
                                                                    ------------
                                                                      65,982,464
                                                                    ------------
Utilities-8.2%
Telephone Utility-6.0%
Global TeleSystems Group, Inc.(a) ..........           100,000         1,456,250
MediaOne Group, Inc.(a) ....................           137,900        10,428,687
Sprint Corp. ...............................           219,500        13,499,250
U S WEST, Inc. .............................           108,000         7,688,250
                                                                    ------------
                                                                      33,072,437
                                                                    ------------
Miscellaneous-2.2%
AES Corp.(a) ...............................           133,400        11,997,663
                                                                    ------------
                                                                      45,070,100
                                                                    ------------
Multi-Industry Companies-5.6%
Honeywell International, Inc. ..............           192,600        10,785,600
Tyco International, Ltd. ...................           433,000        19,890,937
                                                                    ------------
                                                                      30,676,537
                                                                    ------------
Consumer Staples-2.4%
Cosmetics-1.1%
The Estee Lauder Co., Inc. .................           144,000         6,354,000
                                                                    ------------

Retail - Food & Drug-1.3%
Kroger Co.(a) ..............................           378,000         7,016,625
                                                                    ------------
                                                                      13,370,625
                                                                    ------------
Basic Industry-1.5%
Containers-1.5%
Sealed Air Corp.(a) ........................           146,100         8,126,813
                                                                    ------------

Transportation-1.0%
Shipping-1.0%
United Parcel Service, Inc. Cl.B ...........            80,000         5,320,000
                                                                    ------------

Energy-1.0%
Domestic Producers-1.0%
Devon Energy Corp. .........................           108,800         5,242,800
                                                                    ------------


--------------------------------------------------------------------------------
                                  ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Consumer Manufacturing-0.5%
Building & Related-0.5%
Masco Corp. ................................           128,000      $  2,872,000
                                                                    ------------
Total Common Stocks
   (cost $364,081,605) .....................                         534,718,449
                                                                    ------------
Short-Term Investment-0.3%
Time Deposit-0.3%
State Street Euro Dollar
   5.50%, 5/01/00
   (amortized cost $1,482,000) .............            $1,482         1,482,000
                                                                    ------------

Total Investments-98.0%
   (cost $365,563,605) .....................                         536,200,449
Other assets less liabilities-2.0% .........                          10,714,230
                                                                    ------------

Net Assets-100% ............................                        $546,914,679
                                                                    ============

(a)   Non-income producing security.
      Glossary:
      ADR - American Depositary Receipt
      See notes to financial statements.


--------------------------------------------------------------------------------
8 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2000 (unaudited)

Assets
Investments in securities, at value (cost $365,563,605) .....     $ 536,200,449
Cash ........................................................           257,158
Receivable for investment securities sold ...................        14,188,250
Receivable for capital stock sold ...........................           372,050
Dividends and interest receivable ...........................           232,010
Other assets ................................................               337
                                                                  -------------
Total assets ................................................       551,250,254
                                                                  -------------
Liabilities
Payable for investment securities purchased .................         3,770,823
Advisory fee payable ........................................           253,981
Accrued expenses ............................................           310,771
                                                                  -------------
Total liabilities ...........................................         4,335,575
                                                                  -------------
Net Assets ..................................................     $ 546,914,679
                                                                  =============
Composition Of Net Assets
Capital stock, at par .......................................     $      43,948
Additional paid-in capital ..................................       312,178,522
Net investment loss .........................................          (729,862)
Accumulated net realized gain on investments ................        64,785,227
Net unrealized appreciation of investments ..................       170,636,844
                                                                  -------------
                                                                  $ 546,914,679
                                                                  =============
Calculation Of Maximum Offering Price
Class I Shares
Net asset value, redemption and offering price per share
   ($546,914,679 / 43,947,651 shares of capital stock
   issued and outstanding) ..................................            $12.44
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                  ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 9

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   $4,139) .................................     $    971,644
Interest ...................................           76,919      $  1,048,563
                                                 ------------
Expenses
Advisory fee ...............................        1,492,019
Custodian ..................................           87,455
Audit and legal ............................           70,388
Administrative .............................           64,500
Registration ...............................           26,567
Printing ...................................           21,379
Transfer agency ............................            9,357
Directors' fees ............................            7,803
Miscellaneous ..............................           31,207
                                                 ------------
Total expenses .............................        1,810,675
Less: expenses waived by adviser
   (see Note B) ............................          (32,250)
                                                 ------------
Net expenses ...............................                          1,778,425
                                                                   ------------
Net investment loss ........................                           (729,862)
                                                                   ------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
   transactions ............................                         64,980,380
Net change in unrealized appreciation/
   depreciation of investments .............                         14,022,937
                                                                   ------------
Net gain on investment transactions ........                         79,003,317
                                                                   ------------
Net Increase in Net Assets from
   Operations ..............................                       $ 78,273,455
                                                                   ============

See notes to financial statements


--------------------------------------------------------------------------------
10 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Six Months         May 3,
                                                     Ended         1999(a) to
                                                April 30, 2000     October 31,
                                                  (unaudited)         1999
                                                -------------     -------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................    $    (729,862)    $    (806,690)
Net realized gain on investment
   transactions ............................       64,980,380         3,704,621
Net change in unrealized appreciation/
   depreciation of investments .............       14,022,937       156,613,907
                                                -------------     -------------
Net increase in net assets from operations .       78,273,455       159,511,838
Distributions to Shareholders from:
Net realized gain on investments
   Class I .................................       (3,899,774)               -0-
Capital Stock Transactions
Net increase (decrease) ....................      (27,304,517)      340,333,677
                                                -------------     -------------
Total increase .............................       47,069,164       499,845,515
Net Assets
Beginning of period ........................      499,845,515                -0-
                                                -------------     -------------
End of period ..............................    $ 546,914,679     $ 499,845,515
                                                =============     =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 11

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Special Equity Institutional Fund, Inc. (the "Fund"), is one of the series of the Alliance Institutional Funds, Inc. (the "Company"), which was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-ended series investment company. The Company is comprised of three other funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund. Each fund has different investment objectives and policies. The Fund commenced operations on May 3, 1999 offering Class I and Class II shares. As of April 30, 2000 there were no Class II shares outstanding. Sales are made without a sales charge, at the Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on the Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing


--------------------------------------------------------------------------------
12 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holding of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annualized rate of 1% of the first $50 million, .75 of 1% of the excess over $50 million up to $100 million and .50


--------------------------------------------------------------------------------
                                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

of 1% of the excess over $100 million of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Adviser provides to the Fund certain legal and accounting services. For the six months ended April 30, 2000, such fees amounted to $64,500. In addition, the adviser agreed to waive a portion of its fees for such services. Such waiver amounted to $32,250.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $8,924 for the six months ended April 30, 2000.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2000, amounted to $456,988, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $247,337,697 and $290,350,955, respectively, for the six months ended April 30, 2000. There were no purchases and sales of U.S. government and government agency obligations for the six months ended April 30, 2000.

At April 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $182,777,595 and gross unrealized depreciation of investments was $12,140,751 resulting in net unrealized appreciation of $170,636,844.

NOTE E

Capital Stock

There are 6,000,000,000 shares of $.001 par value capital stock authorized for


--------------------------------------------------------------------------------
14 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

the Fund. The Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   ----------------------------------  ----------------------------------
                                  Shares                              Amount
                   ----------------------------------  ----------------------------------
                   Six Months Ended    May 3, 1999(a)  Six Months Ended    May 3, 1999(a)
                     April 30, 2000    to October 31,    April 30, 2000    to October 31,
                        (unaudited)              1999       (unaudited)              1999
                   ----------------------------------------------------------------------
Class I
Shares sold               1,327,083        49,247,297     $  15,405,171     $ 370,728,404
-----------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions            353,240                -0-        3,899,773                -0-
-----------------------------------------------------------------------------------------
Shares redeemed          (4,048,913)       (2,931,056)      (46,609,461)      (30,394,727)
-----------------------------------------------------------------------------------------
Net increase
   (decrease)            (2,368,590)       46,316,241     $ (27,304,517)    $ 340,333,677
=========================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the period ended April 30, 2000.

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 15

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               ----------------------------
                                                                          Class I
                                                               ----------------------------
                                                                Six Months           May 3,
                                                                     Ended       1999(a) to
                                                                 April 30,          October
                                                                      2000         31, 1999
                                                               ----------------------------
Net asset value, beginning of period ......................    $     10.79      $     10.00
                                                               ----------------------------
Income from Investment Operations
Net investment loss(b) ....................................           (.02)            (.02)
Net realized and unrealized gain on investment transactions           1.76              .81
                                                               ----------------------------
Net increase in net asset value from operations ...........           1.74              .79
                                                               ----------------------------
Less: Distributions
Distributions from net realized gains .....................           (.09)              -0-
                                                               ----------------------------
Net asset value, end of period ............................    $     12.44      $     10.79
                                                               ============================
Total Return
Total investment return based on net asset value(c) .......          16.18%            7.90%
Ratio/Supplemental Data
Net assets, end of period (000's omitted) .................    $   546,915      $   499,846
Ratio to average net assets of:
   Expenses, net of waivers(d) ............................            .68%             .73%
   Expenses, before waivers(d) ............................            .69%             .75%
   Net investment loss(d) .................................           (.28)%           (.33)%
Portfolio turnover rate ...................................             47%              35%

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment grade at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d)   Annualized.


--------------------------------------------------------------------------------
16 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 17

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional in

All information on Alliance Capital is as of 3/31/00.


--------------------------------------------------------------------------------
18 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Jane Mack Gould, Executive Vice President
Alden M. Stewart, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND o 19

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
20 o ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

                                                                 ---------------
Alliance Special Equity Institutional Fund                          BULK RATE
1345 Avenue of the Americas                                       U.S. POSTAGE
New York, NY 10105                                                    PAID
(800) 221-5672                                                    New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

SEISR400